Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring
Restructuring

15. Restructuring

In the third quarter of 2013, we implemented a plan that called for certain organizational realignments to advance our growth strategy and reduce operating costs, which was completed in 2014. As a result, we recorded restructuring costs of approximately $23,400 and $3,475 for the years ended December 31, 2013 and 2014, respectively, primarily related to employee severance and associated benefits.

Restructuring costs included in the accompanying Consolidated Statements of Operations related to continuing operations is as follows:

	Year Ended December 31,
	2013	2014
Cost of sales (excluding depreciation and amortization)	$ 3,400	$ 1,228
Selling, general and administrative expenses	20,000	2,247
Total restructuring costs	$ 23,400	$ 3,475

Restructuring costs recorded by segment are as follows:

	Year Ended December 31,
	2013	2014
North American Records and Information Management Business	$ 12,600	$ 1,560
North American Data Management Business	2,100	340
Western European Business	2,300	33
Other International Business	1,400	—
Corporate and Other Business	5,000	1,542
Total restructuring costs	$ 23,400	$ 3,475